AXS Cannabis ETF
SCHEDULE OF INVESTMENTS
As of November 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	AGRICULTURE — 6.5%
102,589	Greenlane Holdings, Inc. - Class A*	$58,475
1,107,102	Village Farms International, Inc.*	874,168
		932,643
	BIOTECHNOLOGY — 4.9%
753,931	Cardiol Therapeutics, Inc. - Class A*	700,065
	HEALTHCARE-PRODUCTS — 8.7%
6,070	Revvity, Inc.	539,623
2,506	Waters Corp.*	703,209
		1,242,832
	HEALTHCARE-SERVICES — 2.9%
325,550	Ginkgo Bioworks Holdings, Inc.*	419,959
	HOUSEHOLD PRODUCTS/WARES — 17.6%
1,956,039	Charlottes Web Holdings, Inc.*	381,997
424,666	Cronos Group, Inc.*	857,825
95,506	Leafly Holdings, Inc.*	487,080
1,483,453	Nova Cannabis, Inc.*	798,055
		2,524,957
	HOUSEWARES — 5.8%
14,861	Scotts Miracle-Gro Co.	827,163
	MACHINERY-DIVERSIFIED — 3.2%
52,304	Agrify Corp.*	73,749
456,223	Hydrofarm Holdings Group, Inc.*	389,067
		462,816
	PHARMACEUTICALS — 22.1%
1,161,182	Aurora Cannabis, Inc.*	534,144
738,739	Canopy Growth Corp.*	413,694
106,134	cbdMD, Inc.*	74,283
484,289	High Tide, Inc.*	736,119
578,404	Organigram Holdings, Inc.*	740,357
364,817	Tilray Brands, Inc.*	660,319
		3,158,916
	PRIVATE EQUITY — 5.4%
49,569	Chicago Atlantic Real Estate Finance, Inc. - REIT	767,328
	REITS — 14.3%
87,002	AFC Gamma, Inc. - REIT	987,473

AXS Cannabis ETF
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
12,947	Innovative Industrial Properties, Inc. - REIT	$1,057,252
		2,044,725
	RETAIL — 4.8%
260,494	GrowGeneration Corp.*	692,914
	SOFTWARE — 3.5%
609,414	WM Technology, Inc.*	506,911
	TOTAL COMMON STOCKS
	(Cost $27,769,493)	14,281,229
	TOTAL INVESTMENTS — 99.7%
	(Cost $27,769,493)	14,281,229
	Other Assets in Excess of Liabilities — 0.3%	38,825
	TOTAL NET ASSETS — 100.0%	$14,320,054

REIT – Real Estate Investment Trusts

*Non-income producing security.